REVENUE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 24,703,260	$ 16,229,954
Third Party Sales [Member]
Revenues	15,153,800	8,508,295
Related Party Sales [Member]
Revenues	$ 9,549,460	$ 7,721,659